Dividends paid (Details) - Quarter 1 - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Interim dividend paid	$ 42.4	$ 131.8
Dividends paid (in $ per share)	$ 0.28	$ 1